RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
a)Spin-off related transactions
On April 13, 2021 Brookfield US Holdings Inc. ("BUSHI"), a wholly-owned-subsidiary of Brookfield Asset Management, loaned $10 million to BAM Re Holdings as a non-interest bearing USD denominated demand note. The amount was fully repaid upon completion of the spin-off.
On June 18, 2021, Burgundy Acquisitions I Ltd. (“Burgundy”), a wholly-owned subsidiary of Brookfield Asset Management, sold its 9.1 million common shares of AEL Holdings to NER SPC for fair market value of $291 million.
On June 18, 2021, Brookfield Annuity Holdings Inc. (“BAH”) sold its ordinary shares of NER SPC to BAM Re Holdings for fair market value consideration of $5 million. The transaction represents a common control transaction and is recorded at NER SPC’s historical carrying value, net of amounts due to related parties, of $5 million. Subsequently, BAH declared and executed a $5 million return of capital on its common shares to Brookfield Asset Management.
On June 18, 2021, BAM Re loaned $25 million to Brookfield International Holdings Inc. (“BIHI”), a wholly-owned subsidiary of Brookfield Asset Management, in exchange for the issuance by BIHI of a demand note in the amount of $25 million.
On June 18, 2021, Brookfield Asset Management advanced cash of $30 million via a non-interest bearing, USD denominated promissory note to the Company. This amount was fully repaid with proceeds of the Spin-off.

On June 24, 2021, Brookfield Asset Management transferred $151 million to the Company in exchange for 3,582,510 BAM Re Class C Non-Voting Shares.
On June 24, 2021, the Company acquired all of the issued and outstanding shares of BAH from its sole shareholder, Brookfield Asset Management, for total consideration of $111 million. The transaction represents a common control transaction and is recorded at BAH’s historical carrying value, net of amounts due to related parties, of $110 million.
On June 24, 2021, Brookfield Asset Management sold its limited partnership and general partnership interest in Brookfield Reinsurance Investments L.P. (“BRILP”) to BAM Re Holdings for cash consideration of $40 million. The transaction represents a common control transaction and is recorded at BRILP’s historical carrying value, net of amounts due to related parties, of $43 million.
b)BAM Re agreements
As described in Note 1(b)(iv), Brookfield Asset Management provided to the Company an equity commitment in the amount of $2 billion to fund future growth, which the Company may draw on from time to time. As of December 31, 2021, there was no amount drawn under the equity commitment.
As described in Note 1(b)(v), as of December 31, 2021, there were no amounts drawn on the credit facilities under the Brookfield Credit Agreement.
As described in Note 1(b)(vi), the Company entered into the Support Agreement on June 28, 2021. The base fee for the year ended December 31, 2021 was $Nil .
As described in Note 1(b)(vii), the Company entered into the Rights Agreement on June 28, 2021. The base fee for the year ended December 31, 2021 was $Nil .
As described in Note 1(b)(viii), the Company entered into the Administration Agreement on June 28, 2021. The base fee for the year ended December 31, 2021 was $0.4 million.
As described in Note 1(b)(ix), the Company entered into an Investment Management Agreement with Brookfield Asset Management on June 28, 2021. The base investment management fee for the year ended December 31, 2021 was $4.1 million.
As described in Note 1(b)(x), the Company entered into the Brookfield Licensing Agreement on June 28, 2021. The base fee for the year ended December 31, 2021 was $Nil.
c)Other related party transactions
On March 10, 2020, BAC entered into a lease arrangement with Brookfield Properties (Canada) Inc. (“BPO”), a related party of Brookfield Asset Management. The lease arrangement was conducted in the normal course of operations and on market terms. The amount paid to BPO for the leased office facilities and building maintenance for the year ended December 31, 2021 totaled $0.4 million (December 31, 2020 - $0.2 million). As at December 31, 2021, lease liabilities relating to this arrangement were $1 million.

BAC entered into outsourcing arrangements with Brookfield Asset Management related to information technology, investment fund management, building maintenance, and internal audit services. The amount paid to Brookfield Asset Management for these services for the year ended December 31, 2021 totaled $0.3 million (December 31, 2020 – $0.4 million). Amounts due to Brookfield Asset Management related to outsourcing arrangements at December 31, 2021 totaled $0.5 million (2020 – $Nil).

During the year, BAC issued group annuity policies of $5 million with certain of Brookfield Asset Management's subsidiaries and collected all the premiums. Premiums, gross benefits and insurance contract liabilities with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
On March 29, 2021, the Company’s parent, BAM, transferred $79 million of deductions related to Part VI.1 tax at a cost of $0.99 per $1.00 of tax savings. The total value of tax deductions acquired was $20 million dollars. In exchange, the Company paid cash of $20 million.
During the year, subsidiaries of the Company purchased investments of $0.9 billion from Brookfield Asset Management and its subsidiaries, from which net investment income of $5 million was recognized in the Combined Consolidated Statements of Operations. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
On October 8, 2021, BIHI provided a $377 million interest-bearing loan to NER SPC. NER SPC used the loan to finance the excess reserve capital associated with the reinsurance transaction that closed in October. The loan is expected to be repaid with third-party financing arrangements within the next year.
The Company had $64 million of cash on deposit with wholly-owned subsidiaries of Brookfield Asset Management as at December 31, 2021. During the year, the Company drew on approximately $742 million of the deposit to fund new reinsurance and PRT transactions, as well as various investments.